Variable Interest Entities ("VIE") Variable Interest Entities - Changes to our ownership interest in consolidated subsidiary Hilli LLC in our equity (Details) - USD ($) $ in Thousands		9 Months Ended
	Jul. 12, 2018	Sep. 30, 2018	Sep. 30, 2017
Variable Interest Entity [Line Items]
Net income attributable to stockholders of Golar LNG Limited		$ 81,529	$ (183,526)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1,096 Hilli Common Units in July 2018		304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests		$ 385,997
Common Stock | Golar LNG Partners | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC
Variable Interest Entity [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,096